CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Business Acquisition [Line Items]
Financial assets receivable, net of allowance for credit losses | ¥	¥ 1,250	¥ 7,207
Prepaid expenses and other current assets allowance for credit losses | ¥	¥ 771	¥ 13,205
Treasury Stock, Shares	2,621,816	3,970,056
Related party
Business Acquisition [Line Items]
Amounts due from related parties, allowance for credit losses | ¥	¥ 21,200	¥ 17,953
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	2,108,100,000	2,108,100,000
Ordinary shares, shares issued	108,100,000	108,100,000
Ordinary shares, shares outstanding	105,478,184	104,129,944
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	116,000,000	116,000,000
Ordinary shares, shares issued	108,000,000	108,000,000
Ordinary shares, shares outstanding	108,000,000	108,000,000